Note 16 - Business Segment Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note
16.
Business Segment Information

In determining the segment information, Avalon considered its operating and management structure and the types of information subject to regular review by its “chief operating decision maker.” Using the criteria of FASB ASC
280
Segment Reporting
, Avalon’s reportable segments include waste management services and golf and related operations. Avalon accounts for intersegment net operating revenues as if the transactions were to third
parties. The segment disclosures are presented on this basis for all years presented.

Avalon’s primary business segment, the waste management services segment, provides hazardous and nonhazardous brokerage and management services to industrial, commercial, municipal and governmental customers, captive landfill management for an industrial customer and salt water injection well operations.

Avalon’s golf and related operations segment consists of
three
golf courses and associated clubhouses which provide dining and banquet facilities, a hotel which provides lodging, dining, banquet and conference facilities, a multipurpose recreation center and a travel agency. Revenue for the golf and related operations segment consists primarily of membership dues, greens fees, cart rentals, room rentals, merchandise sales, tennis and fitness activities, salon and spa services and food and beverage sales.

Avalon does
not
have significant operations located outside the United States and, accordingly, geographical segment information is not
presented. In
2018,
no
customer individually accounted for
10%
or more of Avalon’s business segment or consolidated net operating revenues. In
2017,
one
customer accounted for
12%
of the waste management services segment’s net operating revenues to external customers and
9%
of the consolidated net operating revenues.

The accounting policies of the segments are consistent with those described for the consolidated financial statements in the summary of significant accounting policies (See Note
2
). Avalon measures segment profit for internal reporting purposes as income (loss) before taxes.

Business segment information including the reconciliation of segment income (loss) to consolidated loss before taxes is as follows (in thousands):

	2018	2017
Net operating revenues from:
Waste management services:
External customer revenues	$44,535	$38,398
Intersegment revenues	-	-
Total waste management services	44,535	38,398

Golf and related operations:
External customer revenues	17,699	17,450
Intersegment revenues	60	67
Total golf and related operations	17,759	17,517

Segment operating revenues	62,294	55,915
Intersegment eliminations	(60)	(67)
Total net operating revenues	$62,234	$55,848

	2018	2017
Income (loss) before income taxes:
Waste management services	$661	$2,671
Golf and related operations	(4)	294
Segment income (loss) before taxes	657	2,965
Corporate interest expense	(626)	(650)
Corporate other income (expense), net	19	(7)
General corporate expenses	(3,139)	(3,002)
Loss before income taxes	$(3,089)	$(694)

Depreciation and amortization expense:
Waste management services	$541	$631
Golf and related operations	2,200	2,204
Corporate	136	161
Total depreciation and amortization expense	$2,877	$2,996

Interest expense:
Waste management services	$4	$1
Golf and related operations	45	48
Corporate	626	650
Total interest expense	$675	$699

Impairment of property and equipment
Waste management services	$3,261	$-
Golf and related operations	-	-
Corporate	-	-
Total interest expense	$3,261	$-

Capital expenditures:
Waste management services	$64	$115
Golf and related operations	3,771	2,417
Corporate	35	28
Total capital expenditures	$3,870	$2,560

Total assets:
Waste management services	$27,383	$26,449
Golf and related operations	48,074	45,188
Corporate	47,394	49,549
Subtotal	122,851	121,186
Elimination of intersegment receivables	(58,082)	(55,808)
Total assets	$64,769	$65,378

In comparing the total assets at
December 31, 2018
with those at
December 31, 2017,
the increase in total assets of the waste management services segment of
$0.9
million is a result of an increase in accounts receivable and intersegment transactions, which are eliminated in consolidation, offset by the lower net book value of property and equipment as a result of current year depreciation and the impairment charge of approximately
$3.3
million recorded on the salt water injection wells. The increase in total assets of the golf and related operations segment of
$2.9
million is primarily due to the acquisition of the Boardman Tennis Center facility and capital expenditures related to the expansion of The Avalon Inn, partially offset by current year depreciation on property and equipment. The decrease in corporate total assets of
$2.2
million is primarily due to a decrease in restricted cash that was released from restriction and subsequently utilized to fund the acquisition of the Boardman Tennis Center facility and, to a lesser extent, a decrease in intersegment transactions, which are eliminated in consolidation, partially offset by an increase in operating cash and cash equivalents.